Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Income and Comprehensive Income - Jin Medical International Ltd [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
OPERATING EXPENSES
General and administrative expenses	$ 587,490
OTHER INCOME
Interest income, net	27,448
EQUITY IN EARNINGS OF SUBSIDIARIES	3,438,272	2,706,527	2,193,088
NET INCOME	2,878,230	2,706,527	2,193,088
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$ 2,878,230	$ 2,706,527	$ 2,193,088